Note 7 - Interim condensed balance sheet disclosures - Other Current Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
PayPal reserve	€ 396	€ 6,000
Receivables from payment providers and deposits	269	169
Debtors creditors	147	26
Current trade receivables	44	20
Current receivables (affiliated companies)	1	11
Other	106	7
Total	€ 963	€ 6,233